Intangible assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost
Intangible assets other than goodwill at beginning of period	€ 6,033,571	€ 6,126,567
Intangible assets other than goodwill at end of period	4,078,249	6,033,571	€ 6,126,567
Impairment losses	0	0	0
Subsequent reversal of impairment losses	0	0	0
Gross carrying amount
Cost
Intangible assets other than goodwill at beginning of period	9,066,386	7,530,187
Additions	86,850	1,347,185
Foreign currency effect	(131,186)	189,014
Intangible assets other than goodwill at end of period	9,022,049	9,066,386	7,530,187
Accumulated amortization
Cost
Intangible assets other than goodwill at beginning of period	(3,032,815)	(1,403,620)
Amortization	(1,910,985)	(1,629,195)
Intangible assets other than goodwill at end of period	(4,943,799)	(3,032,815)	(1,403,620)
Software, Licenses and Patents
Cost
Intangible assets other than goodwill at beginning of period	4,635,713	4,268,984
Intangible assets other than goodwill at end of period	3,220,701	4,635,713	4,268,984
Software, Licenses and Patents | Gross carrying amount
Cost
Intangible assets other than goodwill at beginning of period	6,802,262	5,316,273
Additions	86,850	1,262,694
Transfer		95,126
Foreign currency effect	(99,763)	128,169
Intangible assets other than goodwill at end of period	6,789,349	6,802,262	5,316,273
Software, Licenses and Patents | Accumulated amortization
Cost
Intangible assets other than goodwill at beginning of period	(2,166,549)	(1,047,289)
Amortization	(1,402,098)	(1,119,260)
Intangible assets other than goodwill at end of period	(3,568,647)	(2,166,549)	(1,047,289)
Customer relationships
Cost
Intangible assets other than goodwill at beginning of period	1,397,857	1,846,947
Intangible assets other than goodwill at end of period	857,549	1,397,857	1,846,947
Customer relationships | Gross carrying amount
Cost
Intangible assets other than goodwill at beginning of period	2,264,124	2,203,278
Foreign currency effect	(31,423)	60,845
Intangible assets other than goodwill at end of period	2,232,701	2,264,124	2,203,278
Customer relationships | Accumulated amortization
Cost
Intangible assets other than goodwill at beginning of period	(866,266)	(356,331)
Amortization	(508,886)	(509,935)
Intangible assets other than goodwill at end of period	€ (1,375,152)	(866,266)	(356,331)
In Process
Cost
Intangible assets other than goodwill at beginning of period		10,636
Intangible assets other than goodwill at end of period			10,636
In Process | Gross carrying amount
Cost
Intangible assets other than goodwill at beginning of period		10,636
Additions		84,490
Transfer		€ (95,126)
Intangible assets other than goodwill at end of period			€ 10,636